Private Placement (Details) - USD ($)	3 Months Ended	5 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	10,000,000		10,000,000
Sale price per unit	$ 10.00		$ 10.00
Aggregate purchase price (in Dollars)		$ 4,000,000
Common stock price per share	$ 10.00
Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Sale of warrants (in Shares)	4,000,000		4,000,000
Sale price per unit	$ 1.00		$ 1.00
Class A Common Stock [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)	$ 4,000,000
Common stock price per share	$ 11.50
Class A Common Stock [Member] | Private Placement Warrants [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)			$ 4,000,000
Common stock price per share			$ 11.50